Filed under Rule 497(e)
Registration No. 811-3738

VALIC COMPANY I

Growth & Income Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2012, as supplemented to date

Effective immediately, Jay Merchant serves as a portfolio manager of the Fund, replacing Steven Neimeth. Accordingly, under Investment Adviser, the portfolio management disclosure pertaining to Mr. Neimeth is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jay Merchant, CFA	2013	Vice President

In addition, under the Management section, under Investment Sub-Advisers, all references to Mr. Neimeth with respect to the Fund are deleted in their entirety and replaced with the following:

Jay Merchant, Vice President, is a portfolio manager of the Growth & Income Fund. Mr. Merchant joined SAAMCo in July 2007, as a vice president and senior research analyst specializing in Global Resources (Energy and Materials) companies. He has 14 years of investment experience focusing primarily on Energy, Materials, and Technology sectors. Prior to joining SAAMCo, Mr. Merchant was a research analyst at Swergold Captial, a long/short technology hedge fund. Prior to that, he held equity research positions at C.E. Unterberg, Towbin and Citigroup Asset Management covering the Technology and Global telecommunications sectors, respectively. Mr. Merchant received a B.S. in Economics from the Wharton School, University of Pennsylvania. He holds a CFA Charter designation and is a current member of the New York Society of Security Analysts (NYSSA).

Date: August 16, 2013

Filed under Rule 497(e)
Registration No. 811-3738

VALIC COMPANY I

Growth & Income Fund

(the “Fund”)

Supplement to the Statement of Additional Information (“SAI”)

dated October 1, 2012, as supplemented to date

Effective immediately, Jay Merchant serves as a portfolio manager of the Fund, replacing Steven Neimeth. Accordingly, under Portfolio Managers, in the section Other Accounts with regard to SunAmerica Asset Management Corp., information pertaining to Mr. Neimeth is hereby deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
SAAMCo	Jay Merchant	1	$96	0	0	0	0

Date: August 16, 2013